Nature of operations	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of operations
1. Nature of operations
Neoleukin Therapeutics, Inc. (“Neoleukin” or “the Company”) has historically been a biopharmaceutical company creating next generation immunotherapies for cancer, inflammation, and autoimmunity using de novo
 protein design technology. Based on decisions made by the Company’s Board of Directors in November 2022 and March 2023, the Company has restructured operations to significantly reduce its workforce, discontinue development of
NL-201,
a
de novo
protein that was in Phase 1 clinical trial for the treatment of cancer, and suspended all research and development activities in order to conserve capital and focus on other strategic alternatives for the Company.
On July 17, 2023, Neoleukin, Project North Merger Sub, Inc., a Delaware corporation and a wholly owned subsidiary of Neoleukin (“Merger Sub”), and Neurogene Inc., a privately held Delaware corporation (“Neurogene”), entered into an Agreement and Plan of Merger (the “Merger Agreement”), pursuant to which, among other matters, and subject to the satisfaction or waiver of the conditions set forth in the Merger Agreement, Merger Sub will merge with and into Neurogene, with Neurogene continuing as a wholly owned subsidiary of Neoleukin and the surviving corporation of the merger (the “Merger”). The Merger is intended to qualify for federal income tax purposes as a tax-free
reorganization under the provisions of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “IRC”). The Merger Agreement is subject to customary closing conditions, including approval of certain matters by stockholders of each of Neoleukin and Neurogene, and is anticipated to close in the fourth quarter of 2023, assuming satisfaction or waiver of all of the conditions of the Merger.
If the Merger is completed, Neoleukin will continue as the surviving corporation after the Merger, but will change its name to Neurogene Inc., and the management of Neurogene is expected to become the management of the surviving corporation. The surviving company is expected to pursue the business activities of Neurogene following the closing of the Merger.

1. Nature of operations
Neoleukin Therapeutics, Inc. (“Neoleukin” or the “Company”) is a biopharmaceutical company creating next generation immunotherapies for cancer, inflammation, and autoimmunity using de novo
protein design technology. Neoleukin uses sophisticated computational methods to design proteins that demonstrate specific pharmaceutical properties that provide potentially superior therapeutic benefit over native proteins.